                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Incorporated             COM              001055102     5887    94000 SH       Sole                    94000
Abbott Laboratories            COM              002824100     2976    53000 SH       Sole                    53000
Accenture Ltd.                 COM              G1150G111     4612   128000 SH       Sole                   128000
American Express Co.           COM              025816109     5129    98600 SH       Sole                    98600
Amgen Inc.                     COM              031162100     2229    48000 SH       Sole                    48000
Anheuser Busch                 COM              035229103     2774    53000 SH       Sole                    53000
Automatic Data Processing      COM              053015103     2658    59700 SH       Sole                    59700
Berkshire Hathaway, Inc. Class COM              084670207     5683     1200 SH       Sole                     1200
Caterpillar, Inc.              COM              149123101     1350    18600 SH       Sole                    18600
Cintas Corporation             COM              172908105     3362   100000 SH       Sole                   100000
Cisco Systems                  COM              17275R102     6207   229300 SH       Sole                   229300
Coach, Inc.                    COM              189754104     2446    80000 SH       Sole                    80000
Colgate Palmolive Co.          COM              194162103     4405    56500 SH       Sole                    56500
Costco Wholesale Corp.         COM              22160K105     6348    91000 SH       Sole                    91000
General Electric Co.           COM              369604103     3533    95300 SH       Sole                    95300
Harley-Davidson, Inc.          COM              412822108     1401    30000 SH       Sole                    30000
Illinois Tool Works, Inc.      COM              452308109     3780    70600 SH       Sole                    70600
International Business Machine COM              459200101     3827    35400 SH       Sole                    35400
International Game Technology  COM              459902102     4217    96000 SH       Sole                    96000
J.P. Morgan Chase & Co.        COM              46625H100     3841    88000 SH       Sole                    88000
Johnson & Johnson              COM              478160104     4322    64800 SH       Sole                    64800
McDonald's Corp.               COM              580135101    11370   193000 SH       Sole                   193000
McGraw-Hill Co.                COM              580645109     3242    74000 SH       Sole                    74000
Medtronic, Inc.                COM              585055106     4152    82600 SH       Sole                    82600
Microsoft Corp.                COM              594918104     3289    92400 SH       Sole                    92400
Nokia Corporation              COM              654902204     5759   150000 SH       Sole                   150000
Omnicom Group, Inc.            COM              681919106     3479    73200 SH       Sole                    73200
Stryker Corp.                  COM              863667101     5574    74600 SH       Sole                    74600
Target Corp.                   COM              87612E106     3615    72300 SH       Sole                    72300
The Estee Lauder Companies Inc COM              518439104     3598    82500 SH       Sole                    82500
The Goldman Sachs Group, Inc.  COM              38141G104     8387    39000 SH       Sole                    39000
The Home Depot, Inc.           COM              437076102     1913    71000 SH       Sole                    71000
United Parcel Services B       COM              911312106     2546    36000 SH       Sole                    36000
United Technologies Corp.      COM              913017109     7149    93400 SH       Sole                    93400
Walgreen Co.                   COM              931422109     3968   104200 SH       Sole                   104200
Wm. Wrigley, Jr. Company       COM              982526105     3154    53875 SH       Sole                    53875